Revenue - Summary of Revenue Disaggregated by Major Product Type and by Business Unit (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 9,065	$ 6,476
Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(547)	(543)
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,542	3,425
Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,542
Copper | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Zinc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,523	3,051
Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,523
Zinc | Intra-segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(547)	(543)
Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,035	3,016
Copper | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,035	3,016
Copper | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,926	2,700
Zinc | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	183	257
Zinc | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,743	2,443
Silver | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	592	458
Silver | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	89	44
Silver | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	503	414
Lead | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	422	388
Lead | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1	2
Lead | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	421	386
Molybdenum | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	186	85
Molybdenum | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	186	85
Molybdenum | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0
Other | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	451	372
Other | Copper | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48	21
Other | Zinc | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 403	$ 351